Organization and Principal Activities (Details)				12 Months Ended
	Apr. 16, 2024 USD ($) $ / shares shares	Dec. 18, 2023 $ / shares shares	Nov. 09, 2022 shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of shares owned by RCC			100.00%
Issuance of additional ordinary shares			10,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares issued				62,443,750	62,443,750	60,000,000
Share split ratio	1-to-2,000
Authorized share capital changed to divided (in Dollars) | $	$ 50,000
Ordinary share, shares authorized				1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Class A Ordinary Shares [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Re-designate issued ordinary shares		20,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares issued				45,633,750	45,633,750	40,000,000
Vote		one
Ordinary share, shares authorized				900,000,000,000	900,000,000,000	900,000,000,000
Class A Ordinary Shares [Member] | Business Combination [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.00000005
Ordinary share, shares issued	40,000,000
Ordinary share, shares authorized	900,000,000,000
Class B Ordinary Shares [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, allotted		10,000
Ordinary share, shares issued				16,810,000	16,810,000	20,000,000
Vote		fifteen
Ordinary share, shares authorized				100,000,000,000	100,000,000,000	100,000,000,000
Class B Ordinary Shares [Member] | Business Combination [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.00000005
Ordinary share, shares issued	20,000,000
Ordinary share, shares authorized	100,000,000,000
Mr. Yiu [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Share issued				1	1
Allotment and issuance of shares				4,999
Subsidiaries ownership percentage				50.00%	50.00%
Mr. Yiu [Member] | Business Combination [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of acquired equity interest				50.00%	50.00%
Mr. Chung [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Share issued				1	1
Allotment and issuance of shares				4,999
Subsidiaries ownership percentage				50.00%	50.00%
Mr. Chung [Member] | Business Combination [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of acquired equity interest				50.00%	50.00%
Reitar Capital Partners Limited [Member] | Business Combination [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of acquired equity interest			100.00%
Reitar Logtech Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries ownership percentage			100.00%
Common Stock [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary share, shares authorized				500,000,000	500,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share, shares issued		10,000